Label	Element	Value
MassMutual Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Balanced Fund (formerly known as MassMutual Premier Balanced Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 104 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 343% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	343.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies
The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria as described below. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. Invesco will periodically rebalance the portfolio back to these strategic weights. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis. The Fund may hold a portion of its assets in cash or cash equivalents.
Using an indexing strategy, Invesco generally will invest at least 80% of the Fund’s assets allocated to the U.S. Equity Segment in the equity securities of companies included within the Invesco US Large Cap Total Balanced Multi-Factor ESG Index* (the “Invesco Index”). Invesco Indexing LLC, an affiliate of Invesco, serves as the index provider for the Invesco Index.
The Invesco Index employs a factor-based model and is designed to select equity securities of U.S. large-capitalization companies that meet high ESG standards. The Invesco Index includes constituents of the Invesco Indexing Investable Universe (the “Investable Universe”) that are designated as U.S. large-capitalization securities in accordance with the Investable Universe methodology. Each eligible security is categorized by sector and assigned a score using a system established by Sustainalytics US Inc. (“Sustainalytics”), a third-party research
*
The “Invesco US Large Cap Total Balanced Multi-Factor ESG Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by Invesco Capital Management LLC (“ICM”).
The shares (“Shares”) of the Fund (the “Product”) are not sponsored, endorsed, sold or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco Advisers, Inc. (“Invesco Advisers”) and its relationship to ICM and Invesco Advisers includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index which is determined, composed and calculated by Licensor without regard to ICM, Invesco Advisers, the Product or the Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing or calculating the Invesco US Large Cap Total Balanced Multi-Factor ESG Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Shares.
Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco Advisers, the Product or any owner of the Shares, or any other person or entity from the use of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein in connection with the rights licensed hereunder or for any other use.
Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
provider that measures the strength of each pillar of ESG practices (the “ESG Score”). The top 75% of companies based on their ESG Scores within each sector are selected, while those in the tobacco, aerospace, coal, and pipeline industries, those in the bottom 10% by overall ESG Score, or those with a detrimental score for controversies, are excluded from the Invesco Index. The remaining securities are assigned a factor-based model score (the “Model Score”), which is computed by equal weighting the following individual factor scores:
Quality. A company’s quality factor score is based on an equally-weighted composite of three metrics: management quality (measured by the average quarterly percentage change in shares outstanding over the previous three years), earnings quality (measured by dividing the most recent year’s operating cash flow by the most recent year’s earnings), and operating quality (measured by dividing the most recent year’s aggregate gross income by the most recent year’s average total assets).
Value. A company’s value factor score is generally based on an equally-weighted composite of free cash flow yield, earnings yield, and book value of equity yield generally. For banks the value score is based on earnings yield and book value of equity yield and for real estate companies it is based on earnings yield, book value of equity yield, and funds from operations yield. Free cash flow, funds from operations, and earnings are measured over the previous year while book value is based on the most recent financial statement.
Price Momentum. A company’s price momentum factor score is based on the average monthly total return over the past nine months, excluding the most recent month, divided by the standard error of those total returns.
Low Volatility. A company’s low volatility factor score is based on the standard deviation of monthly total returns to a company’s stock price for the most recent 36-month period.
The Invesco Index constituents generally are weighted based on their market capitalizations and Model Scores.These weights are adjusted to ensure that each constituent and the Invesco Index as a whole satisfy certain constraints with respect to sector exposure, maximum security weights, and minimum security weights, as compared to a float-adjusted, market-capitalization weighted benchmark comprised of all of the U.S. large-capitalization securities of the Investable Universe.
The Invesco Index is rebalanced effective the third Friday in June and December. In addition, Invesco Index maintenance is performed effective the third Friday in March and September, during which constituents may be removed if they are no longer constituents of the Investable Universe, are within the tobacco, aerospace, coal, and pipeline industries, are in the bottom 10% by ESG Score, or have a detrimental score for controversies. The U.S. Equity Segment is rebalanced and maintained in accordance with the Invesco Index, meaning that it will buy and sell securities in response to changes in the Invesco Index.
Although the U.S. Equity Segment generally will invest in substantially all of the securities comprising the Invesco Index in proportion to their weightings in the Invesco Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the U.S. Equity Segment may hold cash or purchase a sample of the securities in the Invesco Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Invesco Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Invesco Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the U.S. Equity Segment on a number of factors, including asset size of the U.S. Equity Segment, and generally expects the U.S. Equity Segment to hold fewer than the total number of securities in the Invesco Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The U.S. Equity Segment may invest in common stocks, preferred stocks, exchange-traded funds (“ETFs”), or other equity securities. The U.S. Equity Segment may use futures contracts, a type of derivative, to seek performance that corresponds to the Invesco Index and/or to manage cash flows. Use of futures contracts by the U.S. Equity Segment may create investment leverage.
Fixed income securities in which the Bond Segment invests primarily include U.S. dollar-denominated debt securities that are rated investment grade at the time of purchase, meaning that they will be rated Baa3 or higher by Moody’s,
BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (“NRSRO”). Debt securities in which the Bond Segment invests may include domestic and foreign corporate debt obligations, domestic and foreign government debt obligations, including U.S. Government securities, mortgage-related securities, asset-backed securities, and other debt obligations. The Bond Segment may also invest in unrated securities in which case Invesco may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that Invesco’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO. In the event that a security receives different ratings from different NRSROs, the Bond Segment will treat the security as being rated in the highest rating category received from an NRSRO. The Bond Segment may invest in illiquid or thinly traded securities. The Bond Segment may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A. The Bond Segment may invest up to 5% its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Bond Segment, the Bond Segment may continue to hold the security if Invesco considers that doing so would be consistent with the Fund’s investment objective. The Bond Segment may also enter into dollar roll transactions.
The Bond Segment may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Bond Segment may not invest more than 20% of its net assets in foreign debt securities.
The Bond Segment has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium-, or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. The Bond Segment may engage in treasury futures contracts in order to seek to enhance the Fund’s investment return or to try to manage investment risks. Use of treasury futures contracts by the Bond Segment may create investment leverage.
Invesco selects investments for the Bond Segment based on its analysis of opportunities and risks of various fixed income securities and market sectors by focusing on business cycle analysis and relative values between corporate and government sectors. The Bond Segment mainly seeks income earnings on its investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security, or from other investment techniques. Invesco may sell securities that it believes no longer meet the above criteria.
Additionally, as part of the credit selection and portfolio construction process, Invesco employs a proprietary framework for evaluating each issuer based on ESG criteria that, with respect to the Bond Segment, it has determined to be important in the investment selection process. Invesco has developed an ESG risk evaluation that is integrated into its core fundamental credit research process. As part of this process, corporate and government issuers are evaluated and assigned an overall ESG score based on separate “E,” “S,” and “G” factor scores, which are derived using a proprietary scoring system that involves a quantitative and qualitative assessment of  “E,” S,” and “G” factors. As part of this research process, Invesco may use third-party ESG ratings, company reporting, and engagement with management. If an issuer is determined by Invesco to have an overall ESG score that meets the applicable threshold that Invesco has established for that type of issuer, securities issued by it will be considered as a potential investment for the Bond Segment.
The ESG evaluation process for the Bond Segment also includes some exclusionary screening criteria which are intended to avoid investing in companies that are non-compliant with the UN Global Compact as well as companies that derive a significant portion of their revenue from: tobacco product manufacturing or distribution; extraction of fossil fuels from oil sands; mining or distribution of thermal coal; alcohol manufacturing or distribution; military contracting; manufacture of small arms including civilian firearms; provision of gambling products or services; or the provision of adult entertainment products or services. Additionally, companies involved in the following at any threshold are excluded: manufacture of nonconventional weapons including landmines and cluster munitions; or manufacture of nuclear, biological, or chemical weapons.
Invesco will monitor the “E,” “S,” and “G” factors of the Bond Segment’s holdings. If Invesco determines that a security’s overall ESG score has ceased to meet its threshold for inclusion in the Bond Segment, Invesco may sell that security, provided it can do so in an orderly manner given then-prevailing market conditions.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), and credit risk.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market.
Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished.
Dollar Roll Transaction Risk Dollar roll transactions generally create leverage and subject the Fund to the credit risk of the counterparty.
ESG Risk Because the Invesco Index and the Bond Segment use ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forgo some market opportunities available to funds that do not use these factors. The securities of companies with favorable ESG scores may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used to evaluate such ESG factors may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance. In addition, a company’s ESG score may differ from that assigned by other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Indexing Risk The U.S. Equity Segment’s performance may not track the performance of the Invesco Index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the U.S. Equity Seqment and the securities comprising the Invesco Index which may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Leveraging Risk Instruments and transactions, including derivatives and dollar roll transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. Litigation with respect to the representations and warranties given in connection with the issuance of mortgage-backed securities can be an important consideration in investing in such securities, and the outcome of any such litigation could significantly impact the value of the Fund’s mortgage-backed investments.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, with respect to the U.S. Equity Segment, the Fund would not necessarily buy or sell a security unless that security is added to, or removed from, the Invesco Index, even if that security generally is underperforming.
Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend. Preferred stocks are also subject to additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. ETFs are subject to additional risks, including secondary market trading risks and the risk that an ETF’s shares may trade above or below net asset value. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and three additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg U.S. Aggregate Bond Index), an index of funds with similar investment objectives (Lipper Balanced Fund Index), and a hypothetical custom index which comprises the S&P 500® (65%) and Bloomberg U.S. Aggregate Bond (35%) Indexes (Custom Balanced Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class I, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and three additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg U.S. Aggregate Bond Index), an index of funds with similar investment objectives (Lipper Balanced Fund Index), and a hypothetical custom index which comprises the S&P 500® (65%) and Bloomberg U.S. Aggregate Bond (35%) Indexes (Custom Balanced Index)
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class R5 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’20,	14.65%	Lowest Quarter:	1Q ’20,	–14.74%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

MassMutual Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.55%
MassMutual Balanced Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.90%
MassMutual Balanced Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.55%
MassMutual Balanced Fund | Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.82%
MassMutual Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.46%
MassMutual Balanced Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Annual Return 2012	rr_AnnualReturn2012	12.45%
Annual Return 2013	rr_AnnualReturn2013	17.27%
Annual Return 2014	rr_AnnualReturn2014	8.51%
Annual Return 2015	rr_AnnualReturn2015	(1.50%)
Annual Return 2016	rr_AnnualReturn2016	8.68%
Annual Return 2017	rr_AnnualReturn2017	16.10%
Annual Return 2018	rr_AnnualReturn2018	(5.19%)
Annual Return 2019	rr_AnnualReturn2019	19.62%
Annual Return 2020	rr_AnnualReturn2020	10.89%
Annual Return 2021	rr_AnnualReturn2021	19.93%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.37%
MassMutual Balanced Fund | Class R5 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.85%
MassMutual Balanced Fund | Class R5 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.60%
MassMutual Balanced Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.24%
MassMutual Balanced Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.11%
MassMutual Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,194
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,967
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.23%
MassMutual Balanced Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.97%
MassMutual Balanced Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.71%